Taxes - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Decrease in territorial economic contribution tax	€ 109
Income tax	€ 871	€ 1,265	€ 962
Applicable tax rate	25.83%
Deferred tax income related to recognition of employee benefit liability			316
Tax amending proposals issued amount	€ 535
Tax adjustments relating to tax audit for the years 2017-2019	146
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Income tax	€ 243	€ 541	€ (3)
Applicable tax rate	25.83%	25.83%	28.41%
Increase (decrease) in current tax expense (income) due to change in applicable tax rate		€ (35)
France tax group subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods			€ 376
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Income tax	€ (6)	€ (50)	€ 115
Applicable tax rate	25.00%	25.00%	25.00%
Percentage of taxable income restriction (as a percent)	25.00%	25.00%	25.00%
Percentage of allocation of the individual negative tax bases	50.00%
Percentage of non allocation of the individual negative tax bases	50.00%
Period over which the 50% limit of allocation of individually negative tax bases cannot be used	10 years
Spain Subsidiaries [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)	75.00%	75.00%	75.00%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Income tax	€ 552	€ 528	€ 431
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Income tax	€ 103	€ 74	264
Applicable tax rate	25.00%	19.00%
Increase (decrease) in current tax expense (income) due to change in applicable tax rate	€ 20
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate	35.00%
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
UNITED KINGDOM
Disclosure of subsidiaries [line items]
Applicable tax rate	25.00%	19.00%
Increase of deferred tax liabilities			€ 188